Investments in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Summary of Investments in Joint Ventures

	2019	2018
	RMB million	RMB million
Share of net assets	627	577

The movements in investments in joint ventures were as follows:

	2019	2018
	RMB million	RMB million
At January 1	577	557
Additions	102	16
Share of results	17	34
Dividend received during the year	(69)	(30)

At December 31	627	577

Summary of Principal Joint Ventures
Particulars of the principal joint ventures, which are limited liability companies, are as follows:

Company name	Place of establishment and operation and date of establishment	Paid-up capital		Attributable equity interest		Principal activities
		2019	2018	2019	2018
		Million	Million
Shanghai Technologies Aerospace Co., Ltd. (“Technologies Aerospace”) (note)	PRC/Mainland China September 28, 2004	USD73	USD73	51%	51%	Provision of repair and maintenance services
Shanghai Eastern Union Aviation Wheels & Brakes Maintenance Services Overhaul Engineering Co., Ltd. (“Wheels & Brakes”)	PRC/Mainland China December 28, 1995	USD2	USD2	40%	40%	Provision of spare parts repair and maintenance services
Eastern China Kaiya System Integration Co., Ltd. (“China Kaiya”)	PRC/Mainland China May 21, 1999	RMB10	RMB10	41%	41%	Provision of computer systems development and maintenance services
CAE Melbourne Flight Training Pty Ltd. (“CAE Melbourne”)	Australia March 9, 2007	AUD11	AUD11	50%	50%	Provision of flight training services
Shanghai Hute Aviation Technology Co., Ltd. (“Shanghai Hute”)	PRC/Mainland China April 9, 2003	RMB30	RMB30	50%	50%	Provision of equipment maintenance services
Xi’an CEA SAFRAN Landing Systems Services Co., Ltd. (“XIESA”)	PRC/Mainland China July 12, 2017	USD40	USD40	50%	50%	Provision of aircraft, engine and other related components maintenance services
Note:

Summary of Aggregate Financial Information of Joint Ventures
The following table illustrates the aggregate financial information of the Group’s joint ventures that were not individually material:

	2019	2018
	RMB million	RMB million
Share of the joint ventures’ profit for the year	17	34

Share of the joint ventures’ total comprehensive income	17	34
Aggregate carrying amount of the Group’s interests in the joint ventures	627	577